Funding debts (Tables)	12 Months Ended
Dec. 31, 2019
Funding debts
Schedule of outstanding funding debts

	As of December 31,
	2018	2019
	RMB	RMB
Short-term:
Loan payables to individual investors via Jimu Box and other financial partners	332,746	8,893
Loan payables to investors of consolidated trusts	240,444	291,319
Loan payables to a shareholder	121,788	—

Total short-term funding debts	694,978	300,212

Long-term:
Loan payables to individual investors via financial partners	21,498	21,498

Total long-term funding debt	21,498	21,498